COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 2,519
2014	2,391
2015	2,524
2016	2,452
2017	2,278
2018 and thereafter	1,992
Operating Leases, Future Minimum Payments Due	$ 14,156